NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Mar. 31, 2017
Leasehold improvements | Minimum
Property and Equipment
Useful lives	6 years
Leasehold improvements | Maximum
Property and Equipment
Useful lives	15 years
Furniture and fixtures | Minimum
Property and Equipment
Useful lives	4 years
Furniture and fixtures | Maximum
Property and Equipment
Useful lives	20 years
Computers
Property and Equipment
Useful lives	5 years
Assets under capital leases, primarily office equipment | Minimum
Property and Equipment
Useful lives	5 years
Assets under capital leases, primarily office equipment | Maximum
Property and Equipment
Useful lives	7 years